Property and Equipment - Schedule of Property and Equipment (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 19,643,994	$ 17,607,293	$ 16,667,250
Less accumulated depreciation and amortization	(15,174,112)	(14,339,497)	(13,379,567)
Property and equipment, net	4,469,882	3,267,796	3,287,683
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,172,535	2,003,706	1,951,246
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,323,081	1,323,081	1,323,081
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	599,650	599,650	599,650
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,603,598	8,747,790	7,910,207
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	51,360	51,360	51,360
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,893,770	$ 4,881,706	$ 4,831,706